T. ROWE PRICE GROWTH ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 12.9%
Entertainment 1.8%
Netflix (1)	1,466	890
Spotify Technology (1)	1,912	505
		1,395
Interactive Media & Services 10.6%
Alphabet, Class A (1)	29,915	4,515
Meta Platforms, Class A (1)	7,225	3,508
		8,023
Wireless Telecommunication Services 0.5%
T-Mobile US	2,247	367
		367
Total Communication Services		9,785
CONSUMER DISCRETIONARY 13.7%
Automobiles 0.6%
Tesla (1)	2,787	490
		490
Broadline Retail 7.7%
Amazon.com (1)	29,299	5,285
Coupang, Class A (1)	20,396	363
MercadoLibre (1)	136	205
		5,853
Hotels Restaurants & Leisure 2.6%
Booking Holdings (1)	196	711
Chipotle Mexican Grill (1)	239	695
DraftKings (1)	4,393	200
Hilton Worldwide Holdings	1,731	369
		1,975
Specialty Retail 2.4%
Home Depot	1,700	652
O'Reilly Automotive (1)	369	416
Ross Stores	4,190	615
Ulta Beauty (1)	235	123
		1,806
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica (1)	455	178

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
NIKE, Class B	1,089	102
		280
Total Consumer Discretionary		10,404
CONSUMER STAPLES 0.8%
Beverages 0.8%
Constellation Brands, Class A	930	253
Monster Beverage (1)	6,186	367
Total Consumer Staples		620
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger	4,658	255
Total Energy		255
FINANCIALS 9.8%
Capital Markets 1.4%
Cboe Global Markets	654	120
Charles Schwab	4,282	310
S&P Global	435	185
Tradeweb Markets, Class A	4,410	459
		1,074
Financial Services 8.2%
Apollo Global Management	1,781	200
Corpay (1)	473	146
Fiserv (1)	8,168	1,305
Global Payments	2,431	325
Mastercard, Class A	4,200	2,023
Visa, Class A	7,747	2,162
		6,161
Insurance 0.2%
Marsh & McLennan	766	158
		158
Total Financials		7,393
HEALTH CARE 12.3%
Biotechnology 0.9%
Argenx SE, ADR (1)	365	144
Legend Biotech, ADR (1)	2,212	124
Regeneron Pharmaceuticals (1)	102	98
Vertex Pharmaceuticals (1)	711	297
		663
Health Care Equipment & Supplies 3.1%
Becton Dickinson	1,305	323
Dexcom (1)	935	130
Intuitive Surgical (1)	2,829	1,129

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Stryker	2,099	751
		2,333
Health Care Providers & Services 4.5%
Cigna	3,228	1,172
Elevance Health	566	294
HCA Healthcare	594	198
McKesson	429	230
UnitedHealth Group	3,176	1,571
		3,465
Life Sciences Tools & Services 1.0%
Danaher	1,510	377
Thermo Fisher Scientific	639	371
		748
Pharmaceuticals 2.8%
Eli Lilly	2,489	1,937
Zoetis	1,177	199
		2,136
Total Health Care		9,345
INDUSTRIALS & BUSINESS SERVICES 4.1%
Aerospace & Defense 0.7%
Howmet Aerospace	3,457	237
TransDigm Group	272	335
		572
Commercial Services & Supplies 0.5%
Cintas	340	234
Waste Connections	855	147
		381
Ground Transportation 0.8%
Old Dominion Freight Line	744	163
Uber Technologies (1)	6,313	486
		649
Industrial Conglomerates 0.3%
Roper Technologies	387	217
		217
Machinery 0.8%
Ingersoll-Rand	6,063	576
		576
Professional Services 0.8%
Automatic Data Processing	885	221
Broadridge Financial Solutions	562	115

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Paylocity Holding (1)	1,384	238
		574
Trading Companies & Distributors 0.2%
Fastenal	1,783	137
		137
Total Industrials & Business Services		3,106
INFORMATION TECHNOLOGY 45.4%
Communications Equipment 0.3%
Arista Networks (1)	842	244
		244
Electronic Equipment, Instruments & Components 1.3%
Amphenol, Class A	8,165	942
		942
IT Services 1.1%
Accenture, Class A	1,249	433
MongoDB (1)	270	97
Shopify, Class A (1)	3,900	301
		831
Semiconductors & Semiconductor Equipment 13.2%
Advanced Micro Devices (1)	3,170	572
Analog Devices	654	129
ASML Holding NV	645	626
Broadcom	442	586
Entegris	2,009	282
KLA	987	690
Lam Research	370	359
Monolithic Power Systems	143	97
NVIDIA	7,405	6,691
		10,032
Software 22.0%
Adobe (1)	1,586	800
Atlassian, Class A (1)	1,591	310
Autodesk (1)	872	227
Cadence Design Systems (1)	2,219	691
Dynatrace (1)	6,704	311
Fair Isaac (1)	271	339
Fortinet (1)	6,693	457
Intuit	2,751	1,788
Microsoft	22,413	9,430
Palo Alto Networks (1)	668	190
Salesforce.com (1)	1,929	581
ServiceNow (1)	1,214	926

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Synopsys (1)	855	489
Workday (1)	698	190
		16,729
Technology Hardware, Storage & Peripherals 7.5%
Apple	33,041	5,666
		5,666
Total Information Technology		34,444
MATERIALS 0.5%
Chemicals 0.5%
Linde	611	284
Sherwin-Williams	362	126
Total Materials		410
Total Common Stocks (Cost $60,963)		75,762
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 5.26% (2)	145,390	145
Total Short-Term Investments (Cost $145)		145
Total Investments in Securities 100.0% of Net Assets (Cost $61,108)		$75,907
Other Assets Less Liabilities (0.0%)		(5)
Net Assets 100.0%		$75,902

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1073-054Q1
03/24